Revenue	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Revenue

24. Revenue

A. Contract assets and Contract liabilities
The following table presents the changes in contract assets balance:
	As at March 31,
	2023		2024
Balance at the beginning of the year	₹	20,647	₹	23,001
Amount reclassified to receivables pertaining to fixed price development contracts on completion of milestones		(15,541)		(18,139)
Increase due to revenue recognized during the year		17,496		14,896
Translation adjustment		399		96
Balance at the end of the year	₹	23,001	₹	19,854

The following table presents the changes in contract liabilities balance:
	As at March 31,
	2023		2024
Balance at the beginning of the year	₹	27,915	₹	22,682
Revenue recognized from opening balance of contract liabilities		(21,696)		(19,815)
Increase due to invoicing during the year		16,063		14,761
Translation adjustment		400		25
Balance at the end of the year	₹	22,682	₹	17,653

Contract assets and liabilities are reported in a net position on a contract-by-contract basis at the end of each reporting period.

B.
Remaining performance obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes contract liabilities and amounts that will be invoiced and recognized as revenue in future periods. Applying the practical expedient, the Company has not disclosed its right to consideration from customers in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date, which are contracts invoiced on time and material basis and volume based.

As at March 31, 2022, 2023 and 2024, the aggregate amount of the Transaction Price allocated to remaining performance obligations, other than those meeting the exclusion criteria above, were ₹ 328,191, ₹ 317,612 and ₹ 318,756, respectively of which approximately 59%, 66% and 66%, respectively is expected to be recognized as revenues within two years, and the remainder thereafter. This includes contracts with a substantive enforceable termination penalty if the contract is terminated without cause by the customer, based on an overall assessment of the contract carried out at the time of inception. Historically, customers have not terminated contracts without cause.

C.
Disaggregation of revenue

The tables below present disaggregated revenue from contracts with customers by business segment (refer to Note 34 “Segment Information”), sector and nature of contract. The Company believes that the below disaggregation best depicts the nature, amount, timing and uncertainty of revenue and cash flows from economic factors.

Effective April 1, 2023, the Company has reorganized its segments by merging India State Run Enterprises (“ISRE”) segment as part of its APMEA SMU within IT Services segment. Comparative period disaggregated revenue information has been restated to give effect to this change.

Information on disaggregation of revenues for the year ended March 31, 2022 is as follows:

	IT Services										IT Products		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	216,843	₹	238,123	₹	232,021	₹	97,774	₹	784,761	₹	-	₹	784,761
Sale of products		-		-		-		-		-		6,173		6,173
	₹	216,843	₹	238,123	₹	232,021	₹	97,774	₹	784,761	₹	6,173	₹	790,934
B. Revenue by sector
Banking, Financial Services and Insurance	₹	2,609	₹	144,076	₹	93,039	₹	33,636	₹	273,360
Health		73,542		127		13,975		3,499		91,143
Consumer		89,824		2,589		31,718		15,047		139,178
Communications		9,387		1,207		12,952		15,035		38,581
Energy, Natural Resources and Utilities		712		36,413		38,421		19,492		95,038
Manufacturing		199		26,662		23,220		3,518		53,599
Technology		40,570		27,049		18,696		7,547		93,862
	₹	216,843	₹	238,123	₹	232,021	₹	97,774	₹	784,761	₹	6,173	₹	790,934
C. Revenue by nature of contract
Fixed price and volume based	₹	121,656	₹	131,975	₹	139,031	₹	61,893	₹	454,555	₹	-	₹	454,555
Time and materials		95,187		106,148		92,990		35,881		330,206		-		330,206
Products		-		-		-		-		-		6,173		6,173
	₹	216,843	₹	238,123	₹	232,021	₹	97,774	₹	784,761	₹	6,173	₹	790,934

Information on disaggregation of revenues for the year ended March 31, 2023 is as follows:

	IT Services										IT Products		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	260,143	₹	277,024	₹	255,435	₹	106,227	₹	898,829	₹	-	₹	898,829
Sale of products		-		-		-		-		-		6,047		6,047
	₹	260,143	₹	277,024	₹	255,435	₹	106,227	₹	898,829	₹	6,047	₹	904,876
B. Revenue by sector
Banking, Financial Services and Insurance	₹	4,611	₹	171,085	₹	102,741	₹	36,408	₹	314,845
Health		82,992		213		17,896		4,100		105,201
Consumer		109,398		4,087		38,010		18,270		169,765
Communications		13,059		1,399		13,510		14,405		42,373
Energy, Natural Resources and Utilities		739		39,949		39,767		22,644		103,099
Manufacturing		163		33,148		24,732		3,739		61,782
Technology		49,181		27,143		18,779		6,661		101,764
	₹	260,143	₹	277,024	₹	255,435	₹	106,227	₹	898,829	₹	6,047	₹	904,876
C. Revenue by nature of contract
Fixed price and volume based	₹	150,188	₹	141,397	₹	146,280	₹	63,339	₹	501,204	₹	-	₹	501,204
Time and materials		109,955		135,627		109,155		42,888		397,625		-		397,625
Products		-		-		-		-		-		6,047		6,047
	₹	260,143	₹	277,024	₹	255,435	₹	106,227	₹	898,829	₹	6,047	₹	904,876

Information on disaggregation of revenues for the year ended March 31, 2024 is as follows:

	IT Services										IT Products		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	268,131	₹	269,387	₹	253,817	₹	102,141	₹	893,476	₹	-	₹	893,476
Sale of products		-		-		-		-		-		4,127		4,127
	₹	268,131	₹	269,387	₹	253,817	₹	102,141	₹	893,476	₹	4,127	₹	897,603
B. Revenue by sector
Banking, Financial Services and Insurance	₹	2,462	₹	165,002	₹	95,475	₹	35,762	₹	298,701
Health		95,496		162		17,699		4,954		118,311
Consumer		102,439		5,351		43,035		16,387		167,212
Communications		11,979		1,287		11,396		12,673		37,335
Energy, Natural Resources and Utilities		1,317		42,032		41,165		21,039		105,553
Manufacturing		91		31,620		25,482		4,348		61,541
Technology		54,347		23,933		19,565		6,978		104,823
	₹	268,131	₹	269,387	₹	253,817	₹	102,141	₹	893,476	₹	4,127	₹	897,603
C. Revenue by nature of contract
Fixed price and volume based	₹	150,253	₹	140,676	₹	149,007	₹	62,011	₹	501,947	₹	-	₹	501,947
Time and materials		117,878		128,711		104,810		40,130		391,529		-		391,529
Products		-		-		-		-		-		4,127		4,127
	₹	268,131	₹	269,387	₹	253,817	₹	102,141	₹	893,476	₹	4,127	₹	897,603